Stock Options (Details) - USD ($)		3 Months Ended		6 Months Ended
	Jan. 06, 2025	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2024
Stock Options [Line Items]
Percentage of issued and outstanding common shares	20.00%
Stock options award granted vest term	10 years
Common shares reserved for issuance period				12 months
Issued and outstanding common shares in total				15.00%
Expected volatility of share price				8 years 4 months 24 days
Share-based compensation expense			$ 23,292	$ 3,264	$ 56,870
Stock Options [Member]
Stock Options [Line Items]
Share-based compensation expense
Related Party Consultant [Member]
Stock Options [Line Items]
Percentage of issued and outstanding common shares				5.00%
Investors [Member]
Stock Options [Line Items]
Percentage of issued and outstanding common shares				2.00%
Common shares reserved for issuance period				12 months